Contingencies - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantees [member]
Disclosure of contingent liabilities [line items]
Guarantee on third party's future payments	€ 400,000
Other guarantees	0	€ 1,000,000	€ 100,000
Bottom of range [member]
Disclosure of contingent liabilities [line items]
Possible site restoration liability	0	0	0
Top of range [member]
Disclosure of contingent liabilities [line items]
Possible site restoration liability	29,200,000	24,700,000	23,200,000
Contingent liability for decommissioning, restoration and rehabilitation costs [member] | Leasehold improvements [member]
Disclosure of contingent liabilities [line items]
Recognized provision for site restoration	300,000	0	700,000
Property, plant and equipment subject to operating leases [member] | Guarantees [member]
Disclosure of contingent liabilities [line items]
Financial guarantees in respect of leases	€ 5,100,000	€ 4,600,000	€ 6,000,000